BASIC AND DILUTED NET EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 8:	BASIC AND DILUTED NET EARNINGS PER SHARE
	Nine months ended September 30,
	2012	2013

Numerator:

Net income attributed to Sapiens shareholders	8,464	8,183

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,771	39,043
Stock options and warrants	1,962	2,254

Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,733	41,297

 The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 715,709 and 401,673 for the nine months ended September 30, 2012 and 2013, respectively.